                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 30

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 4/30/17 (unaudited)

 Principal

 Amount ($) (j)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BOND - 0.1%

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,410,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 1,104,206

 TOTAL CONVERTIBLE CORPORATE BOND

 (Cost $1,382,616)

 $

 1,104,206

 CONVERTIBLE PREFERRED STOCKS - 0.6%

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 1,325

 Allergan Plc, 5.5%, 3/1/18

 $

 1,147,158

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,147,158

 Banks - 0.4%

 Diversified Banks - 0.4%

 730

 Bank of America Corp., 7.25% (Perpetual)

 $

 885,797

 1,876

 Wells Fargo & Co., 7.5% (Perpetual)

 2,382,520

 $

 3,268,317

 Total Banks

 $

 3,268,317

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $4,267,097)

 $

 4,415,475

 Shares

 COMMON STOCKS - 44.6%

 Energy - 1.4%

 Integrated Oil & Gas - 0.8%

 13,589

 LUKOIL PJSC

 $

 672,480

 112,327

 TOTAL SA

 5,773,207

 $

 6,445,687

 Oil & Gas Refining & Marketing - 0.5%

 132,805

 HollyFrontier Corp.

 $

 3,737,133

 Oil & Gas Storage & Transportation - 0.1%

 60,573

 Empresas Lipigas SA

 $

 453,741

 Total Energy

 $

 10,636,561

 Materials - 0.6%

 Commodity Chemicals - 0.1%

 719,162

 Chevron Lubricants Lanka Plc

 $

 841,773

 Paper Packaging - 0.5%

 83,386

 Sealed Air Corp.

 $

 3,670,652

 Total Materials

 $

 4,512,425

 Capital Goods - 2.2%

 Aerospace & Defense - 0.6%

 604,043

 BAE Systems Plc

 $

 4,904,618

 Industrial Conglomerates - 1.1%

 57,531

 Siemens AG

 $

 8,249,448

 Industrial Machinery - 0.0%+

 3,071

 Liberty Tire Recycling LLC (c)

 $

 31

 Trading Companies & Distributors - 0.5%

 39,657

 United Rentals, Inc. *

 $

 4,348,787

 Total Capital Goods

 $

 17,502,884

 Transportation - 0.3%

 Air Freight & Logistics - 0.0%+

 22

 CEVA Group Plc *

 $

 4,486

 Highways & Railtracks - 0.3%

 117,500

 Abertis Infraestructuras SA

 $

 2,067,652

 Total Transportation

 $

 2,072,138

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 31,693

 Valeo SA

 $

 2,279,158

 Total Automobiles & Components

 $

 2,279,158

 Consumer Durables & Apparel - 0.8%

 Homebuilding - 0.4%

 187,500

 Sekisui Chemical Co., Ltd.

 $

 3,147,724

 Apparel, Accessories & Luxury Goods - 0.2%

 12,394

 Pandora A/S

 $

 1,339,872

 Footwear - 0.2%

 530,000

 ANTA Sports Products, Ltd.

 $

 1,488,908

 Total Consumer Durables & Apparel

 $

 5,976,504

 Consumer Services - 0.5%

 Hotels, Resorts & Cruise Lines - 0.5%

 74,954

 InterContinental Hotels Group Plc

 $

 3,975,800

 Total Consumer Services

 $

 3,975,800

 Media - 0.8%

 Advertising - 0.3%

 26,769

 Publicis Groupe SA

 $

 1,932,930

 Broadcasting - 0.5%

 1,443,774

 ITV Plc

 $

 3,926,343

 Total Media

 $

 5,859,273

 Food, Beverage & Tobacco - 0.2%

 Distillers & Vintners - 0.2%

 181,131,086

 Vina San Pedro Tarapaca SA

 $

 1,751,652

 Total Food, Beverage & Tobacco

 $

 1,751,652

 Pharmaceuticals, Biotechnology & Life Sciences - 4.0%

 Pharmaceuticals - 4.0%

 120,571

 Novartis AG

 $

 9,284,022

 632,485

 Pfizer, Inc.

 21,453,891

 $

 30,737,913

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 30,737,913

 Banks - 9.8%

 Diversified Banks - 9.8%

 208,406

 Banco Bilbao Vizcaya Argentaria SA

 $

 1,668,805

 6,060,600

 Bank Rakyat Indonesia Persero Tbk PT

 5,865,537

 264,413

 BNP Paribas SA

 18,663,403

 1,174,555

 ING Groep NV

 19,126,538

 5,467,930

 Intesa Sanpaolo S.p.A.

 15,931,308

 174,047

 JPMorgan Chase & Co.

 15,142,089

 $

 76,397,680

 Total Banks

 $

 76,397,680

 Diversified Financials - 2.7%

 Consumer Finance - 1.7%

 210,425

 Discover Financial Services, Inc.

 $

 13,170,501

 Asset Management & Custody Banks - 1.0%

 13,650

 Affiliated Managers Group, Inc. *

 $

 2,260,304

 208,839

 Ares Capital Corp.

 3,675,566

 51,977

 The Blackstone Group LP

 1,602,971

 $

 7,538,841

 Total Diversified Financials

 $

 20,709,342

 Insurance - 4.4%

 Multi-line Insurance - 4.4%

 82,662

 Allianz SE *

 $

 15,743,976

 652,737

 Assicurazioni Generali S.p.A.

 10,334,059

 295,342

 AXA SA

 7,887,432

 $

 33,965,467

 Total Insurance

 $

 33,965,467

 Real Estate - 4.2%

 Industrial REIT - 1.4%

 4,606,700

 Mapletree Industrial Trust

 $

 5,901,799

 5,912,300

 Mapletree Logistics Trust

 4,781,634

 $

 10,683,433

 Hotel & Resort REIT - 0.1%

 1,500

 Japan Hotel Real Estate Investment Trust Investment Corp.

 $

 1,022,085

 Office REIT - 0.5%

 306,347

 alstria office REIT-AG

 $

 4,052,280

 Health Care REIT - 0.2%

 1,111,046

 Primary Health Properties Plc

 $

 1,629,446

 Retail REIT - 0.4%

 73,510

 Wereldhave NV

 $

 3,386,480

 Diversified Real Estate Activities - 0.8%

 1,186,900

 Leopalace21 Corp.

 $

 6,307,970

 Real Estate Development - 0.8%

 419,185

 TAG Immobilien AG

 $

 5,969,644

 Total Real Estate

 $

 33,051,338

 Software & Services - 1.3%

 Systems Software - 1.3%

 146,242

 Microsoft Corp.

 $

 10,011,727

 Total Software & Services

 $

 10,011,727

 Technology Hardware & Equipment - 5.4%

 Computer Storage & Peripherals - 4.5%

 240,970

 Apple, Inc.

 $

 34,615,334

 Computer Hardware Storage & Peripherals - 0.8%

 3,319

 Samsung Electronics Co., Ltd.

 $

 6,512,623

 Electronic Manufacturing Services - 0.1%

 230,062

 Global Display Co., Ltd.

 $

 696,069

 Total Technology Hardware & Equipment

 $

 41,824,026

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductors - 0.5%

 89,359

 SK Hynix, Inc.

 $

 4,244,056

 Total Semiconductors & Semiconductor Equipment

 $

 4,244,056

 Telecommunication Services - 4.7%

 Integrated Telecommunication Services - 2.7%

 246,518

 CenturyLink, Inc.

 $

 6,328,117

 88,100

 Nippon Telegraph & Telephone Corp.

 3,771,873

 482,913

 Orange SA

 7,471,784

 8,232

 Swisscom AG

 3,593,711

 $

 21,165,485

 Wireless Telecommunication Services - 2.0%

 5,996,450

 Vodafone Group Plc

 $

 15,457,034

 Total Telecommunication Services

 $

 36,622,519

 Utilities - 0.6%

 Multi-Utilities - 0.6%

 310,000

 Engie SA

 $

 4,374,199

 Total Utilities

 $

 4,374,199

 TOTAL COMMON STOCKS

 (Cost $312,202,008)

 $

 346,504,662

 Principal

 Amount ($) (j)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 2.5%

 800,000

 Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)

 $

 822,125

 700,000

 Ascentium Equipment Receivables 2016-2 Trust, 6.79%, 10/10/24 (144A)

 736,300

 499,993

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 481,588

 43,718

 Bear Stearns Asset Backed Securities Trust, 8.34361%, 10/25/29 (Step)

 43,493

 1,400,000

 5.11

 Conn Funding II LP Series 2017-A Class B, Floating Rate Note, 5/15/20 (144A)

 1,399,997

 46,209

 7.78

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 27,727

 58,868

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 58,103

 2,250,000

 Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)

 2,243,362

 2,250,000

 5.79

 Kabbage Asset Securitization LLC Series 2017-1 Class B, Floating Rate Note, 3/15/22 (144A)

 2,279,619

 750,000

 Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)

 749,062

 500,000

 LEAF Receivables Funding 11 LLC, 6.0%, 6/15/24 (144A)

 463,480

 1,438,348

 Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)

 1,445,510

 1,000,000

 Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)

 990,474

 1,677,000

 Navitas Equipment Receivables LLC 2016-1, 5.05%, 12/15/21 (144A)

 1,695,241

 600,000

 5.48

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 596,637

 400,000

 9.49

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 401,859

 66,775

 RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)

 66,245

 1,200,000

 4.24

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 1,201,368

 2,586,011

 VOLT XXXV, 3.5%, 9/25/46 (Step) (144A)

 2,593,768

 311,774

 Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)

 314,018

 1,200,000

 4.05

 Westgate Resorts 2017-1 LLC, Series 2017-1A Class B, Floating Rate Note, 12/20/30 (144A)

 1,198,125

 $

 19,808,101

 TOTAL ASSET BACKED SECURITIES

 (Cost $19,767,108)

 $

 19,808,101

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%

 2,000,000

 2.09

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)

 $

 1,985,626

 1,000,000

 6.10

 Banc of America Commercial Mortgage Trust 2007-4, Floating Rate Note, 2/10/51 (144A)

 988,322

 83,304

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 83,181

 1,500,000

 5.28

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,476,335

 9,019

 5.94

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 9,258

 4,000,000

 2.34

 Cold Storage Trust 2017-Ice3 Series 2017-Ice3 Class C, Floating Rate Note, 4/15/24 (144A)

 4,000,000

 10,789

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 10,907

 830,973

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 834,073

 262,072

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 113,242

 36,106

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 22,937

 36,483

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 5,987

 22,902

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 13,257

 210,000

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 195,554

 4,423

 5.67

 Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38

 74

 675,000

 4.89

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 674,699

 1,960,000

 7.22

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)

 1,967,389

 1,000,000

 JPMCC Re-REMIC Trust 2014-FRR1, 4.234284%, 4/27/44 (144A)

 970,860

 71,345

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 55,379

 410,593

 5.54

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 410,204

 2,007,193

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 2,024,037

 1,000,000

 7.08

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 955,000

 942,911

 3.95

 Vsd 2017-Plt1 LLC, Floating Rate Note, 12/25/43 (144A)

 $

 942,268

 17,738,589

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $17,970,031)

 $

 17,738,589

 CORPORATE BONDS - 23.4%

 Energy - 4.0%

 Oil & Gas Equipment & Services - 0.2%

 860,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 857,850

 860,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 894,830

 $

 1,752,680

 Oil & Gas Exploration & Production - 1.4%

 765,000

 Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)

 $

 756,394

 372,000

 Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)

 367,350

 649,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 444,565

 600,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 447,000

 1,965,000

 EP Energy LLC, 6.375%, 6/15/23

 1,478,662

 1,505,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 1,557,675

 1,926,000

 Gulfport Energy Corp., 6.0%, 10/15/24

 1,897,110

 929,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 1,081,124

 790,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 705,075

 2,330,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 2,143,577

 $

 10,878,532

 Oil & Gas Refining & Marketing - 0.7%

 2,670,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 2,256,150

 170,000

 Calumet Specialty Products Partners LP, 7.625%, 1/15/22

 144,500

 1,275,000

 Calumet Specialty Products Partners LP, 7.75%, 4/15/23

 1,071,000

 458,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 433,600

 1,328,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,351,348

 $

 5,256,598

 Oil & Gas Storage & Transportation - 1.5%

 1,655,000

 Global Partners LP, 6.25%, 7/15/22

 $

 1,638,450

 1,570,000

 Global Partners LP, 7.0%, 6/15/23

 1,554,300

 100,000

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 97,440

 650,000

 ONEOK, Inc., 7.5%, 9/1/23

 768,896

 690,000

 PBF Logistics LP, 6.875%, 5/15/23

 707,250

 1,115,000

 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24

 1,232,519

 722,000

 Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 (144A)

 805,116

 2,225,000

 Sunoco LP, 6.375%, 4/1/23

 2,369,625

 2,000,000

 The Williams Companies, Inc., 7.5%, 1/15/31

 2,365,000

 $

 11,538,596

 Coal & Consumable Fuels - 0.2%

 950,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19 (d)

 $

 11,400

 1,460,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20

 1,496,500

 $

 1,507,900

 Total Energy

 $

 30,934,306

 Materials - 2.2%

 Commodity Chemicals - 0.2%

 630,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 595,350

 647,000

 Tronox Finance LLC, 6.375%, 8/15/20

 657,514

 670,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 700,150

 $

 1,953,014

 Fertilizers & Agricultural Chemicals - 0.1%

 760,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 $

 776,150

 Specialty Chemicals - 0.3%

 1,695,000

 A Schulman, Inc., 6.875%, 6/1/23

 $

 1,788,225

 610,000

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

 679,388

 $

 2,467,613

 Metal & Glass Containers - 0.5%

 EUR

 350,000

 ARD Finance SA, 6.625%, 9/15/23 (144A) (PIK)

 $

 396,138

 350,000

 ARD Finance SA, 7.125%, 9/15/23 (144A) (PIK)

 363,125

 2,800,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 2,765,000

 $

 3,524,263

 Paper Packaging - 0.3%

 2,350,000

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 2,555,625

 Diversified Metals & Mining - 0.4%

 645,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 $

 606,300

 1,375,000

 Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)

 1,426,562

 1,095,000

 Rain CII Carbon LLC/CII, 7.25%, 4/1/25 (144A)

 1,097,738

 $

 3,130,600

 Steel - 0.3%

 1,966,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 $

 1,980,745

 Paper Products - 0.1%

 435,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $

 252,300

 414,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 394,335

 $

 646,635

 Total Materials

 $

 17,034,645

 Capital Goods - 1.7%

 Aerospace & Defense - 0.7%

 3,221,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 3,465,152

 1,070,000

 Engility Corp., 8.875%, 9/1/24 (144A)

 1,142,225

 520,000

 Triumph Group, Inc., 5.25%, 6/1/22

 507,000

 $

 5,114,377

 Electrical Components & Equipment - 0.3%

 2,090,000

 General Cable Corp., 5.75%, 10/1/22

 $

 2,069,100

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 1,315,000

 Meritor, Inc., 6.25%, 2/15/24

 $

 1,364,312

 1,870,000

 Titan International, Inc., 6.875%, 10/1/20

 1,921,425

 $

 3,285,737

 Industrial Machinery - 0.2%

 2,222,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 2,055,350

 Trading Companies & Distributors - 0.0%+

 7,000

 TRAC Intermodal LLC, 11.0%, 8/15/19

 $

 7,402

 Total Capital Goods

 $

 12,531,966

 Commercial Services & Supplies - 0.6%

 Commercial Printing - 0.3%

 2,941,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $

 2,396,915

 Total Commercial Services & Supplies

 $

 2,396,915

 Transportation - 0.7%

 Airlines - 0.4%

 2,960,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 $

 2,826,800

 131,198

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 137,141

 $

 2,963,941

 Railroads - 0.3%

 967,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 994,076

 1,330,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 1,416,450

 $

 2,410,526

 Total Transportation

 $

 5,374,467

 Consumer Durables & Apparel - 1.0%

 Homebuilding - 1.0%

 500,000

 Beazer Homes USA, 8.75%, 3/15/22

 $

 556,250

 4,258,000

 KB Home, 7.625%, 5/15/23

 4,715,735

 950,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 964,250

 1,291,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 1,374,915

 $

 7,611,150

 Total Consumer Durables & Apparel

 $

 7,611,150

 Consumer Services - 0.9%

 Casinos & Gaming - 0.5%

 750,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 $

 813,750

 3,125,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 3,007,812

 $

 3,821,562

 Hotels, Resorts & Cruise Lines - 0.1%

 1,140,000

 Hilton Grand Vacations Borrower LLC, 6.125%, 12/1/24 (144A)

 $

 1,214,100

 Specialized Consumer Services - 0.3%

 1,466,000

 Prime Security Services Borrower LLC, 9.25%, 5/15/23 (144A)

 $

 1,601,605

 855,000

 StoneMor Partners LP, 7.875%, 6/1/21

 847,006

 $

 2,448,611

 Total Consumer Services

 $

 7,484,273

 Media - 0.5%

 Advertising - 0.2%

 1,345,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 1,311,375

 Broadcasting - 0.1%

 1,220,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 1,296,250

 Cable & Satellite - 0.2%

 1,220,000

 CSC Holdings LLC, 6.625%, 10/15/25 (144A)

 $

 1,334,375

 340,000

 DISH DBS Corp., 7.75%, 7/1/26

 398,225

 $

 1,732,600

 Total Media

 $

 4,340,225

 Retailing - 0.1%

 Department Stores - 0.1%

 671,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 $

 613,126

 Total Retailing

 $

 613,126

 Food, Beverage & Tobacco - 0.5%

 Agricultural Products - 0.0%+

 550,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A) (d)

 $

 247,500

 Packaged Foods & Meats - 0.2%

 1,350,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 $

 1,404,000

 Tobacco - 0.3%

 580,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 601,750

 1,810,000

 Alliance One International, Inc., 9.875%, 7/15/21

 1,562,935

 $

 2,164,685

 Total Food, Beverage & Tobacco

 $

 3,816,185

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 1,400,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 1,393,000

 Total Household & Personal Products

 $

 1,393,000

 Health Care Equipment & Services - 1.3%

 Health Care Services - 0.3%

 1,555,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 1,313,975

 1,560,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,581,450

 $

 2,895,425

 Health Care Facilities - 1.0%

 2,004,000

 CHS, 6.875%, 2/1/22

 $

 1,658,310

 1,065,000

 CHS, Inc., 8.0%, 11/15/19

 1,036,394

 2,245,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,169,231

 430,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 443,975

 1,800,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,914,975

 430,000

 Tenet Healthcare Corp., 8.125%, 4/1/22

 436,450

 $

 7,659,335

 Total Health Care Equipment & Services

 $

 10,554,760

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Pharmaceuticals - 0.9%

 870,000

 Endo, Ltd., 6.0%, 2/1/25 (144A)

 $

 734,715

 2,885,000

 Endo, Ltd., 6.0%, 7/15/23 (144A)

 2,527,981

 245,000

 Horizon Pharma Inc., 8.75% 11/1/24

 255,106

 810,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 800,888

 3,349,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 2,474,074

 $

 6,792,764

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,792,764

 Banks - 1.5%

 Diversified Banks - 1.0%

 945,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 1,050,131

 1,885,000

 8.12

 Credit Agricole SA, Floating Rate Note, (Perpetual) (144A)

 2,080,324

 782,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)

 771,248

 1,150,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, (Perpetual)

 1,193,125

 2,350,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note, (Perpetual)

 2,536,825

 $

 7,631,653

 Thrifts & Mortgage Finance - 0.5%

 4,125,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 4,228,125

 Total Banks

 $

 11,859,778

 Diversified Financials - 0.6%

 Specialized Finance - 0.4%

 1,605,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 $

 1,613,025

 1,915,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,943,725

 $

 3,556,750

 Diversified Finance - 0.2%

 1,195,000

 MSCI, Inc., 5.75%, 8/15/25 (144A)

 $

 1,287,612

 Total Diversified Financials

 $

 4,844,362

 Insurance - 1.9%

 Reinsurance - 1.9%

 1,000,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 $

 48,600

 900,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f)(g)

 42,750

 900,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f)(g)

 925,830

 700,000

 Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 75,740

 1,500,000

 Carnoustie 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)

 1,519,050

 700,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 14,280

 700,000

 Cypress 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f)(g)

 622,860

 400,000

 7.34

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 399,240

 500,000

 8.98

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 495,150

 400,000

 6.34

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 399,920

 250,000

 14.23

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 248,475

 2,500,000

 Gullane 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)

 2,542,750

 EUR

 250,000

 12.00

 Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)

 273,953

 250,000

 0.00

 Limestone Re, Ltd., Floating Rate Note, 8/31/21 (Cat Bond)

 251,775

 250,000

 0.00

 Limestone Re, Ltd., Floating Rate Note, 8/31/21 (Cat Bond)

 251,775

 1,000,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 5,800

 1,200,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 5,400

 2,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)

 161,400

 1,500,000

 Pangaea Re, Series 2017-1, Principal at Risk Notes, 11/30/21 (f)(g)

 1,541,250

 1,200,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 166,800

 700,000

 Resilience Re, Ltd., Variable Rate Notes, 1/12/18 (f)(g)

 661,290

 500,000

 4.50

 Resilience Re, Ltd., Variable Rate Notes, 1/9/19 (f)(g)

 500,000

 AUD

 300,000

 RW0009 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f)(g)

 198,233

 700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f)(g)

 1,400

 700,000

 St Andrews 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (f)(g)

 700,560

 1,000,000

 St Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f)(g)

 1,019,000

 500,000

 Sunningdale 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f)(g)

 462,550

 1,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 40,800

 1,500,000

 Versutus 2017, Class A-1, Variable Rate Notes, 11/30/21 (f)(g)

 1,535,550

 $

 15,112,181

 Total Insurance

 $

 15,112,181

 Real Estate - 0.5%

 Specialized REIT - 0.2%

 1,140,615

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 1,194,794

 Diversified REIT - 0.1%

 1,130,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 $

 1,189,325

 Residential REIT - 0.2%

 1,210,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,255,375

 Total Real Estate

 $

 3,639,494

 Software & Services - 0.5%

 Internet Software & Services - 0.2%

 1,000,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 1,028,750

 325,000

 j2 Cloud Services LLC, 8.0%, 8/1/20

 335,156

 $

 1,363,906

 IT Consulting & Other Services - 0.2%

 1,518,000

 Rackspace, 8.625%, 11/15/24

 $

 1,607,182

 Data Processing & Outsourced Services - 0.1%

 1,032,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 $

 1,106,510

 Total Software & Services

 $

 4,077,598

 Technology Hardware & Equipment - 0.5%

 Computer Hardware - 0.5%

 1,885,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $

 2,101,775

 1,540,000

 NCR Corp., 6.375%, 12/15/23

 1,650,880

 $

 3,752,655

 Total Technology Hardware & Equipment

 $

 3,752,655

 Telecommunication Services - 2.1%

 Integrated Telecommunication Services - 1.5%

 450,000

 CenturyLink, Inc., 7.6%, 9/15/39

 $

 421,875

 1,920,000

 Frontier Communications Corp., 11.0%, 9/15/25

 1,850,400

 3,950,000

 Frontier Communications Corp., 7.125%, 1/15/23

 3,456,250

 70,000

 Frontier Communications Corp., 8.75%, 4/15/22

 67,528

 2,475,000

 GCI, Inc., 6.875%, 4/15/25

 2,660,625

 770,000

 Windstream Corp., 7.5%, 6/1/22

 748,825

 2,625,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,316,562

 $

 11,522,065

 Wireless Telecommunication Services - 0.6%

 200,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $

 216,000

 3,759,000

 Sprint Corp., 7.125%, 6/15/24

 4,099,678

 100,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 98,933

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 103,158

 $

 4,517,769

 Total Telecommunication Services

 $

 16,039,834

 Utilities - 1.5%

 Electric Utilities - 0.5%

 164,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 161,540

 1,422,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,130,490

 2,165,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 2,403,150

 $

 3,695,180

 Gas Utilities - 0.5%

 839,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 801,245

 587,000

 Ferrellgas LP, 6.5%, 5/1/21

 564,988

 2,305,000

 Ferrellgas LP, 6.75%, 1/15/22

 2,218,562

 $

 3,584,795

 Independent Power Producers & Energy Traders - 0.5%

 712,000

 Calpine Corp., 5.75%, 1/15/25

 $

 688,860

 2,150,000

 NRG Energy, Inc., 6.625%, 1/15/27

 2,128,500

 1,430,000

 NRG Energy, Inc., 7.25%, 5/15/26

 1,462,175

 $

 4,279,535

 Total Utilities

 $

 11,559,510

 TOTAL CORPORATE BONDS

 (Cost $179,915,253)

 $

 181,763,194

 FOREIGN GOVERNMENT BONDS - 5.6%

 EGP

 162,950,000

 Egypt Treasury Bill, 3/6/18 (e)

 $

 7,783,729

 IDR

 113,637,000,000

 Indonesia Treasury Bond, 8.375%, 3/15/24

 9,147,092

 IDR

 252,327,000,000

 Indonesia Treasury Bond, 8.75%, 5/15/31

 20,918,399

 IDR

 66,486,000,000

 Indonesia Treasury Bond, 9.0%, 3/15/29

 5,589,024

 $

 43,438,244

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $40,490,125)

 $

 43,438,244

 SENIOR FLOATING RATE LOAN INTERESTS - 1.8%**

 Materials - 0.5%

 Construction Materials - 0.1%

 498,747

 6.40

 American Bath Group LLC, Replacement Term Loan (First Lien), 9/30/23

 $

 503,423

 Metal & Glass Containers - 0.0%+

 174,556

 4.50

 Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22

 $

 175,101

 Diversified Metals & Mining - 0.1%

 427,961

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 431,118

 99,749

 5.25

 Global Brass and Copper, Inc., Initial Term Loan, 6/30/23

 101,183

 $

 532,301

 Steel - 0.3%

 2,317,517

 4.91

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 2,347,934

 Total Materials

 $

 3,558,759

 Capital Goods - 0.2%

 Aerospace & Defense - 0.2%

 1,428,229

 7.75

 DynCorp International, Inc., Term Loan B2, 7/7/20

 $

 1,433,585

 Electrical Components & Equipment - 0.0%+

 222,779

 5.40

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 222,779

 Industrial Machinery - 0.0%+

 149,603

 5.24

 NN, Inc., Tranche B Term Loan, 10/19/22

 $

 149,533

 Total Capital Goods

 $

 1,805,897

 Automobiles & Components - 0.0%+

 Auto Parts & Equipment - 0.0%+

 99,746

 5.90

 Electrical Components International, Inc., Loan, 4/17/21

 $

 100,556

 Total Automobiles & Components

 $

 100,556

 Consumer Durables & Apparel - 0.0%+

 Leisure Products - 0.0%+

 61,735

 4.00

 BRP US, Inc., Term B Loan, 6/30/23

 $

 62,154

 Total Consumer Durables & Apparel

 $

 62,154

 Consumer Services - 0.2%

 Education Services - 0.1%

 868,438

 5.00

 McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22

 $

 860,079

 Specialized Consumer Services - 0.1%

 299,231

 5.25

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 $

 300,353

 249,373

 4.92

 Kindercare Education LLC, 1st Lien Term Loan, 8/13/22

 251,114

 $

 551,467

 Total Consumer Services

 $

 1,411,546

 Media - 0.1%

 Broadcasting - 0.0%+

 57,519

 3.75

 Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24

 $

 57,188

 Movies & Entertainment - 0.1%

 800,000

 8.15

 NVA Holdings, Inc., Term Loan (Second Lien), 8/14/22

 $

 808,334

 Total Media

 $

 865,522

 Retailing - 0.1%

 Homefurnishing Retail - 0.1%

 500,000

 9.04

 Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 10/21/24

 $

 507,812

 Total Retailing

 $

 507,812

 Food & Staples Retailing - 0.1%

 Food, Beverage & Tobacco - 0.2%

 Packaged Foods & Meats - 0.1%

 250,000

 4.65

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 $

 249,375

 700,000

 8.31

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 473,812

 324,185

 6.65

 Give and Go Prepared Foods Corp., Term Loan (First Lien), 7/12/23

 327,157

 250,000

 3.48

 JBS USA Lux SA (f.k.a. JBS U.S.A. LLC), Initial Term Loan, 10/30/22

 251,211

 $

 1,301,555

 Total Food, Beverage & Tobacco

 $

 1,301,555

 Household & Personal Products - 0.2%

 Household Products - 0.2%

 1,496,250

 8.50

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 $

 1,501,237

 Total Household & Personal Products

 $

 1,501,237

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.0%+

 66,818

 6.65

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 $

 67,194

 84,183

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 83,499

 42,092

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 41,750

 $

 192,443

 Health Care Facilities - 0.1%

 446,559

 4.69

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 $

 447,745

 Health Care Technology - 0.0%+

 250,000

 3.75

 Change Healthcare Holdings, Inc. (f.k.a. Emdeon, Inc.), Closing Date Term Loan, 2/3/24

 $

 251,004

 Pharmaceuticals - 0.0%+

 200,000

 9.15

 Genoa a QoL Healthcare Co LLC, Initial Term Loan (Second Lien), 10/28/24

 $

 202,000

 Total Health Care Equipment & Services

 $

 1,093,192

 Diversified Financials - 0.0%+

 Other Diversified Financial Services - 0.0%+

 59,250

 6.00

 Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20

 $

 58,065

 Total Diversified Financials

 $

 58,065

 Insurance - 0.1%

 Property & Casualty Insurance - 0.1%

 725,243

 5.75

 Confie Seguros Holding II Co., Term B Loan, 4/13/22

 $

 727,661

 Total Insurance

 $

 727,661

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 555,520

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 521,841

 300,000

 3.49

 Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24

 301,350

 $

 823,191

 Total Software & Services

 $

 823,191

 Telecommunication Services - 0.0%+

 Wireless Telecommunication Services - 0.0%+

 250,000

 3.74

 Virgin Media Bristol LLC, I Facility, 1/31/25

 $

 251,219

 Total Telecommunication Services

 $

 251,219

 Real Estate - 0.0%+

 Retail REIT - 0.0%+

 149,241

 4.40

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 150,239

 Total Real Estate

 $

 150,239

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $14,148,410)

 $

 14,218,605

 Shares

 MUTUAL FUNDS - 1.2%

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.2%

 69,695

 BlackRock MuniVest Fund, Inc.

 $

 674,648

 47,298

 BlackRock MuniYield Fund, Inc.

 697,646

 $

 1,372,294

 Total Diversified Financials

 $

 1,372,294

 Insurance - 1.0%

 Property & Casualty Insurance - 1.0%

 734,461

 Pioneer ILS Interval Fund (h)

 $

 7,660,430

 Total Insurance

 $

 7,660,430

 TOTAL MUTUAL FUNDS

 (Cost $8,778,197)

 $

 9,032,724

 EQUITY LINKED NOTES - 13.5%

 92,000

 Accor Hotels Group, 4/19/18 (e)

 $

 4,196,602

 1,600,000

 Aldermore Bank, 8.25%, 7/17/17

 4,760,000

 21,000

 Baidu, 3/22/18 (e)

 3,744,615

 87,000

 Bnp Paribas SA, 10.79%, 2/23/18

 5,795,070

 156,000

 Cabot Oil & Gas Co., 9.87%, 4/18/18

 3,684,720

 29,000

 CBS, 7.25%, 6/21/17

 1,908,345

 25,500

 Celgene, Inc., 10.44%, 2/20/18

 3,159,705

 19,000

 Centene Corp., 8.43%, 9/15/17

 1,379,210

 86,500

 CNC, 7/24/17 (e)

 6,400,394

 118,000

 Ebay, Inc., 10/24/17 (e)

 3,936,480

 262,000

 Fitbit, 7/6/17 (e)

 1,558,900

 255,000

 Fitbit, 40.0%, 5/10/17

 1,471,410

 338,098

 Fitbit, 32.0%, 7/12/17

 2,123,255

 402,586

 Fitbit, 7/14/17 (e)

 2,406,860

 250,000

 Fitbit, 5/26/17 (e)

 1,380,354

 105,000

 Holly Frontier Corp., 15.38%, 6/14/17

 3,000,900

 267,000

 ING Bank NA, 9.20%, 5/3/17

 4,349,841

 28,800

 Jazz Pharmaceuticals, 11.34%, 7/20/17

 4,035,168

 477,000

 Mitsubishi Electric, 11.07%, 6/2/17

 3,028,950

 101,000

 Novartis Plc, 6.5%, 11/1/17

 7,780,567

 63,000

 Skyworks Solutions, Inc., 10.13%, 3/9/18

 6,153,840

 76,000

 Sumitomo Mitsui Banking Corp., 10.86%, 6/2/17

 2,833,280

 26,000

 United Rentals, 11.71%, 2/1/18

 2,888,600

 18,300

 United Rentals, 10/18/17 (e)

 2,102,945

 18,300

 United Rentals, 11.70%, 4/23/18

 2,310,104

 20,000

 United Rentals, 10/24/17 (e)

 2,182,598

 14,000

 United Rentals, 11.30%, 7/26/17

 1,541,260

 13,500

 United Rentals, 10/27/17 (e)

 1,490,130

 300,000

 Vodafone Plc, 2/22/18 (e)

 7,720,500

 2,100,000

 Vodafone Plc, 8.57%, 2/23/18

 5,414,525

 $

 104,739,128

 TOTAL EQUITY LINKED NOTES

 (Cost $102,435,485)

 $

 104,739,128

 TOTAL INVESTMENT IN SECURITIES - 95.6%

 (Cost $701,356,330) (a)

 $

 742,762,928

 OTHER ASSETS & LIABILITIES - 4.4%

 $

 34,573,639

 TOTAL NET ASSETS - 100.0%

 $

 777,336,567

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (PIK)

 Represents a pay-in-kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2017, the value of these securities amounted to $104,344,096 or 13.4% of total net assets.

 REIT

 Real Estate Investment Trust.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Cat Bond)

 Catastrophe or event-linked bond. At April 30, 2017, the value of these securities amounted to $2,320,288 or 0.3% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At April 30, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $701,356,330 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              59,120,396

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (17,713,798)

 Net unrealized appreciation

 $

              41,406,598

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.

 (d)

 Security is in default.

 (e)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (f)

 Structured reinsurance investment. At April 30, 2017, the value of these securities amounted to $12,791,893 or 1.7% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (j)

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 EGP

 Egyptian Pound

 EUR

 Euro

 IDR

 Indonesian Rupiah

 TOTAL RETURN SWAP AGREEMENTS

 Notional

 Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized

 Appreciation

 (Depreciation)

 JPY

                    9,750,238

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor + 40 bps

 6/7/17

                     8,753

  $                8,753

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's investments:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Corporate Bond

  $                         -

  $        1,104,206

  $                        -

  $        1,104,206

 Convertible Preferred Stocks

                4,415,475

                        -

                           -

            4,415,475

 Common Stocks

   Capital Goods

     Industrial Machinery

                            -

                        -

                         31

                      31

   Transportation

     Air Freight & Logistics

                            -

                  4,486

                           -

                  4,486

   All Other Common Stocks

            346,500,145

                        -

                           -

        346,500,145

 Asset Backed Securities

                            -

          19,808,101

                           -

          19,808,101

 Collateralized Mortgage Obligations

                            -

          17,738,589

                           -

          17,738,589

 Corporate Bonds

   Insurance

     Reinsurance

                            -

            1,816,738

             13,295,443

          15,112,181

   All Other Corporate Bonds

                            -

        166,651,013

                           -

        166,651,013

 Foreign Government Bonds

                            -

          43,438,244

                           -

          43,438,244

 Senior Floating Rate Loan Interests

                            -

          14,218,605

                           -

          14,218,605

 Mutual Funds

                1,372,294

            7,660,430

                           -

            9,032,724

 Equity Linked Notes

                            -

        104,739,128

                           -

        104,739,128

 Total

  $      352,287,914

  $ 377,179,540

  $       13,295,474

  $ 742,762,928

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

  $           (2,086,558)

  $                    -

  $                        -

  $      (2,086,558)

 Unrealized appreciation on total return swap contracts

                            -

                  8,753

                           -

                  8,753

 Net unrealized appreciation on forward foreign currency contracts

                            -

            1,311,939

                           -

            1,311,939

 Net unrealized depreciation on forward foreign currency contracts

                            -

             (949,057)

                           -

             (949,057)

 Total Other Financial Instruments

  $        (2,086,558)

  $        371,635

  $                       -

  $    (1,714,923)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Convertible Corporate Bonds

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 7/31/16

  $                  2,558

  $                  31

  $           4,476,696

  $        4,479,285

 Realized gain (loss)1

                            -

                        -

                           -

                        -

 Change in unrealized appreciation (depreciation)2

                            -

                        -

                 178,396

              178,396

 Purchases

                            -

                        -

             12,491,831

          12,491,831

 Sales

                            -

                        -

             (3,851,480)

          (3,851,480)

 Transfers in and out of Level 3*

                    (2,558)

 Balance as of 4/30/17

  $                        -

  $                 31

  $       13,295,443

  $   13,298,032

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the six months ended April 30, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/17

  $               320,036

 Pioneer Classic Balanced Fund

 Schedule of Investments 4/30/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Banks - 0.4%

 Diversified Banks - 0.4%

 170

 Bank of America Corp., 7.25%, (Perpetual)

 $

 206,281

 700

 Wells Fargo & Co., 7.5% (Perpetual)

 889,000

 $

 1,095,281

 Total Banks

 $

 1,095,281

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $934,237)

 $

 1,095,281

 Shares

 COMMON STOCKS - 64.1%

 Energy - 4.0%

 Integrated Oil & Gas - 1.9%

 39,924

 Chevron Corp.

 $

 4,259,891

 18,957

 Occidental Petroleum Corp.

 1,166,614

 $

 5,426,505

 Oil & Gas Refining & Marketing - 0.4%

 15,411

 Phillips 66

 $

 1,226,099

 Oil & Gas Storage & Transportation - 1.7%

 45,500

 Enbridge, Inc.

 $

 1,885,975

 55,023

 Targa Resources Corp.

 3,033,418

 $

 4,919,393

 Total Energy

 $

 11,571,997

 Materials - 2.3%

 Fertilizers & Agricultural Chemicals - 0.3%

 30,978

 CF Industries Holdings, Inc.

 $

 828,352

 Specialty Chemicals - 1.4%

 10,233

 Ecolab, Inc.

 $

 1,320,978

 7,645

 The Sherwin-Williams Co.

 2,558,629

 $

 3,879,607

 Paper Packaging - 0.1%

 8,847

 Sealed Air Corp.

 $

 389,445

 Diversified Metals & Mining - 0.5%

 43,200

 BHP Billiton, Ltd. (A.D.R.)

 $

 1,537,920

 Total Materials

 $

 6,635,324

 Capital Goods - 5.3%

 Aerospace & Defense - 1.8%

 34,232

 Raytheon Co.

 $

 5,313,149

 Building Products - 0.9%

 68,301

 Masco Corp.

 $

 2,528,503

 Industrial Conglomerates - 0.7%

 15,489

 Honeywell International, Inc.

 $

 2,031,227

 Industrial Machinery - 1.9%

 46,215

 Ingersoll-Rand Plc

 $

 4,101,581

 8,995

 Snap-on, Inc.

 1,506,932

 $

 5,608,513

 Total Capital Goods

 $

 15,481,392

 Commercial Services & Supplies - 1.4%

 Diversified Support Services - 1.1%

 70,809

 KAR Auction Services, Inc.

 $

 3,088,689

 Research & Consulting Services - 0.3%

 25,102

 Nielsen Holdings Plc

 $

 1,032,445

 Total Commercial Services & Supplies

 $

 4,121,134

 Transportation - 0.3%

 Trucking - 0.3%

 9,696

 JB Hunt Transport Services, Inc.

 $

 869,343

 Total Transportation

 $

 869,343

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.4%

 26,108

 BorgWarner, Inc.

 $

 1,103,846

 Automobile Manufacturers - 0.3%

 70,424

 Ford Motor Co.

 $

 807,763

 Total Automobiles & Components

 $

 1,911,609

 Consumer Services - 2.0%

 Leisure Facilities - 0.8%

 33,433

 Cedar Fair LP

 $

 2,396,143

 Restaurants - 1.2%

 24,049

 McDonald's Corp.

 $

 3,365,177

 Total Consumer Services

 $

 5,761,320

 Media - 1.9%

 Broadcasting - 0.6%

 24,960

 CBS Corp. (Class B)

 $

 1,661,338

 Cable & Satellite - 0.9%

 67,530

 Comcast Corp.

 $

 2,646,501

 Movies & Entertainment - 0.4%

 60,447

 Regal Entertainment Group

 $

 1,334,065

 Total Media

 $

 5,641,904

 Retailing - 2.6%

 Home Improvement Retail - 2.2%

 41,795

 The Home Depot, Inc.

 $

 6,524,200

 Automotive Retail - 0.4%

 7,531

 Advance Auto Parts, Inc.

 $

 1,070,456

 Total Retailing

 $

 7,594,656

 Food & Staples Retailing - 0.8%

 Drug Retail - 0.7%

 24,400

 CVS Health Corp.

 $

 2,011,536

 Food Retail - 0.1%

 11,340

 The Kroger Co.

 $

 336,231

 Total Food & Staples Retailing

 $

 2,347,767

 Food, Beverage & Tobacco - 4.1%

 Brewers - 0.7%

 23,091

 Molson Coors Brewing Co. (Class B)

 $

 2,214,196

 Packaged Foods & Meats - 2.0%

 10,534

 McCormick & Co., Inc.

 $

 1,052,347

 44,017

 The Hershey Co.

 4,762,639

 $

 5,814,986

 Tobacco - 1.4%

 55,366

 Altria Group, Inc.

 $

 3,974,171

 Total Food, Beverage & Tobacco

 $

 12,003,353

 Health Care Equipment & Services - 2.6%

 Health Care Equipment - 1.4%

 47,812

 Medtronic PLC

 $

 3,972,699

 Health Care Supplies - 0.5%

 7,019

 The Cooper Companies, Inc.

 $

 1,406,116

 Managed Health Care - 0.7%

 27,553

 Centene Corp. *

 $

 2,049,943

 Total Health Care Equipment & Services

 $

 7,428,758

 Pharmaceuticals, Biotechnology & Life Sciences - 6.2%

 Biotechnology - 1.9%

 25,021

 Celgene Corp. *

 $

 3,103,855

 34,892

 Gilead Sciences, Inc. *

 2,391,847

 $

 5,495,702

 Pharmaceuticals - 4.3%

 56,313

 AstraZeneca Plc (A.D.R.)

 $

 1,703,468

 190,763

 Pfizer, Inc.

 6,470,681

 79,199

 Zoetis, Inc.

 4,443,856

 $

 12,618,005

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 18,113,707

 Banks - 3.4%

 Diversified Banks - 1.7%

 54,617

 JPMorgan Chase & Co.

 $

 4,751,679

 Regional Banks - 1.7%

 42,017

 The PNC Financial Services Group, Inc.

 $

 5,031,536

 Total Banks

 $

 9,783,215

 Diversified Financials - 6.1%

 Consumer Finance - 0.8%

 86,761

 Synchrony Financial

 $

 2,411,956

 Asset Management & Custody Banks - 2.6%

 104,384

 Ares Capital Corp.

 $

 1,837,158

 6,121

 BlackRock, Inc.

 2,353,953

 47,180

 Golub Capital BDC, Inc.

 958,226

 15,364

 T. Rowe Price Group, Inc.

 1,089,154

 76,920

 TCP Capital Corp.

 1,315,332

 $

 7,553,823

 Investment Banking & Brokerage - 1.3%

 100,328

 The Charles Schwab Corp.

 $

 3,897,743

 Specialized  Finance - 1.4%

 33,567

 CME Group, Inc.

 $

 3,900,150

 Total Diversified Financials

 $

 17,763,672

 Insurance - 0.3%

 Life & Health Insurance - 0.3%

 25,593

 Sun Life Financial, Inc.

 $

 903,945

 Total Insurance

 $

 903,945

 Software & Services - 9.4%

 Internet Software & Services - 5.0%

 8,917

 Alphabet, Inc. (Class A)

 $

 8,243,945

 2,490

 Alphabet, Inc. (Class C)

 2,255,840

 118,695

 eBay, Inc. *

 3,965,600

 $

 14,465,385

 IT Consulting & Other Services - 0.6%

 14,265

 Accenture Plc

 $

 1,730,344

 Data Processing & Outsourced Services - 0.5%

 32,104

 PayPal Holdings, Inc.

 $

 1,532,003

 Systems Software - 3.3%

 137,591

 Microsoft Corp.

 $

 9,419,479

 Total Software & Services

 $

 27,147,211

 Technology Hardware & Equipment - 5.4%

 Communications Equipment - 1.9%

 163,732

 Cisco Systems, Inc.

 $

 5,578,349

 Computer Storage & Peripherals - 2.7%

 53,772

 Apple, Inc.

 $

 7,724,348

 Computer Hardware Storage & Peripherals - 0.5%

 68,268

 HP, Inc.

 $

 1,284,804

 Electronic Manufacturing Services - 0.3%

 12,409

 TE Connectivity, Ltd.

 $

 960,084

 Total Technology Hardware & Equipment

 $

 15,547,585

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductor Equipment - 0.6%

 11,271

 Lam Research Corp. *

 $

 1,632,604

 Semiconductors - 1.3%

 39,134

 Microchip Technology, Inc.

 $

 2,957,748

 28,845

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 953,904

 $

 3,911,652

 Total Semiconductors & Semiconductor Equipment

 $

 5,544,256

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.7%

 79,814

 CenturyLink, Inc.

 $

 2,048,825

 Total Telecommunication Services

 $

 2,048,825

 Utilities - 0.4%

 Multi-Utilities - 0.4%

 25,187

 CMS Energy Corp.

 $

 1,143,490

 Total Utilities

 $

 1,143,490

 Real Estate - 2.3%

 Hotel & Resort REIT - 0.6%

 73,099

 Chesapeake Lodging Trust

 $

 1,703,938

 Specialized REIT - 1.7%

 3,023

 Equinix, Inc.

 $

 1,262,707

 61,177

 Iron Mountain Inc.

 2,126,513

 24,114

 Lamar Advertising Company

 1,737,896

 $

 5,127,116

 Total Real Estate

 $

 6,831,054

 TOTAL COMMON STOCKS

 (Cost $147,613,109)

 $

 186,195,517

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 1.3%

 500,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 $

 502,005

 250,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)

 251,399

 250,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 251,720

 38,271

 1.73

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 38,164

 150,000

 California Republic Auto Receivables Trust 2014-3, 3.61%, 6/15/21

 150,956

 249,755

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 247,882

 250,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)

 251,327

 77,954

 FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)

 77,520

 23,580

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 23,592

 250,000

 Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)

 249,262

 189,803

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 189,975

 350,000

 Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)

 355,579

 265,000

 2.57

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 252,498

 147,918

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 148,886

 297,817

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 295,090

 135,265

 Towd Point Mortgage Trust, 2015-1 Series 2015-1 Class A, 3.0%, 10/23/53 (144A)

 136,562

 20,608

 VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)

 20,628

 234,855

 Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)

 236,017

 $

 3,679,062

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,693,878)

 $

 3,679,062

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%

 330,000

 3.19

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 $

 331,548

 200,000

 2.94

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 201,469

 600,000

 3.49

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 603,138

 300,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 312,818

 500,000

 4.81

 Citigroup Commercial Mortgage Trust, 2014-Gc19 Series 2014-Gc19 Class B, Floating Rate Note, 3/10/47

 537,798

 168,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 169,528

 50,899

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 49,037

 368,317

 3.50

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 367,950

 66,091

 2.99

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 66,853

 141,819

 Fannie Mae, Series 2011-25 Class KA, 3.0%, 1/25/24

 143,922

 781,478

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25

 821,615

 88,141

 1.64

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24

 90,174

 56,116

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 56,272

 24,706

 Federal Home Loan Mortgage Corp., 3.0%, 10/15/38

 25,089

 49,215

 1.30

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 49,012

 69,010

 1.28

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 68,931

 184,138

 1.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41

 184,475

 28,806

 1.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 29,155

 99,164

 Freddie Mac, 2.5%, 8/15/25

 100,057

 145,727

 Freddie Mac, 3.5%, 10/15/28

 146,857

 129,398

 Freddie Mac, Series 3227 Class PR, 5.5%, 9/15/35

 130,575

 109,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 111,819

 420,000

 3.49

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 427,372

 48,470

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 47,424

 1,876,029

 0.80

 Government National Mortgage Association, Floating Rate Note, 10/16/58

 167,513

 36,605

 1.48

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 36,868

 500,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47

 503,987

 450,000

 1.91

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 450,283

 761,292

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 767,894

 675,000

 4.00

 New Residential Mortgage Loan Trust, 2017-2 Series 2017-2A Class A3 Floating Rate Note, 3/25/57 (144A)

 701,942

 50,068

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 48,287

 691,967

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 683,623

 276,410

 3.00

 Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)

 279,498

 243,209

 3.41

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 244,956

 $

 8,957,739

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $8,924,497)

 $

 8,957,739

 CORPORATE BONDS - 15.1%

 Energy - 2.2%

 Oil & Gas Drilling - 0.1%

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 $

 88,000

 51,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 40,035

 $

 128,035

 Integrated Oil & Gas - 0.2%

 170,000

 BP Capital Markets Plc, 3.062%, 3/17/22

 $

 174,071

 185,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 176,601

 70,000

 Petroleos Mexicanos, 6.5%, 3/13/27 (144A)

 75,775

 250,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 264,560

 $

 691,007

 Oil & Gas Exploration & Production - 0.2%

 213,000

 Canadian Natural Resources, Ltd., 6.25%, 3/15/38

 $

 241,791

 35,000

 Canadian Natural Resources, Ltd., 6.75%, 2/1/39

 41,744

 200,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 208,712

 110,000

 Newfield Exploration Co., 5.625%, 7/1/24

 116,257

 $

 608,504

 Oil & Gas Refining & Marketing - 0.4%

 300,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 303,487

 360,000

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 388,881

 370,000

 Valero Energy Corp., 9.375%, 3/15/19

 418,856

 $

 1,111,224

 Oil & Gas Storage & Transportation - 1.2%

 250,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 266,422

 125,000

 Boardwalk Pipelines LP, 5.95%, 6/1/26

 140,163

 200,000

 DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)

 226,500

 230,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 294,701

 110,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 118,525

 250,000

 Energy Transfer Partners LP, 2.5%, 6/15/18

 251,124

 460,000

 Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46

 457,732

 105,000

 MPLX LP, 4.875%, 12/1/24

 112,277

 55,000

 MPLX LP, 4.875%, 6/1/25

 58,499

 105,000

 MPLX LP, 5.5%, 2/15/23

 108,806

 75,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 78,684

 250,000

 Plains All American Pipeline LP, 4.7%, 6/15/44

 232,188

 290,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)

 306,072

 200,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 210,195

 175,000

 Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26

 173,483

 242,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 286,770

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,124

 200,000

 6.35

 TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67

 184,500

 $

 3,606,765

 Coal & Consumable Fuels - 0.1%

 250,000

 Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)

 $

 279,174

 Total Energy

 $

 6,424,709

 Materials - 0.4%

 Diversified Chemicals - 0.1%

 195,000

 CF Industries, Inc., 5.375%, 3/15/44

 $

 169,894

 Fertilizers & Agricultural Chemicals - 0.1%

 250,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 241,270

 150,000

 Agrium, Inc., 5.25%, 1/15/45

 166,060

 $

 407,330

 Metal & Glass Containers - 0.1%

 175,000

 Ball Corp., 4.0%, 11/15/23

 $

 177,625

 Paper Packaging - 0.1%

 250,000

 International Paper Co., 6.0%, 11/15/41

 $

 300,905

 Total Materials

 $

 1,055,754

 Capital Goods - 0.8%

 Aerospace & Defense - 0.5%

 100,000

 Embraer Netherlands Finance BV, 5.4%, 2/1/27

 $

 104,000

 200,000

 L3 Technologies, Inc., 3.95%, 5/28/24

 207,494

 220,000

 Lockheed Martin Corp., 3.1%, 1/15/23

 224,787

 355,000

 Rockwell Collins, Inc., 3.2%, 3/15/24

 359,039

 185,000

 Spirit AeroSystems, Inc., 3.85%, 6/15/26

 186,520

 250,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 250,312

 $

 1,332,152

 Building Products - 0.3%

 450,000

 Masco Corp., 4.45%, 4/1/25

 $

 478,516

 290,000

 Owens Corning, 3.4%, 8/15/26

 282,402

 $

 760,918

 Construction & Engineering - 0.0%+

 85,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 87,125

 60,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 61,650

 $

 148,775

 Total Capital Goods

 $

 2,241,845

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.0%+

 75,000

 Republic Services, Inc., 2.9%, 7/1/26

 $

 73,385

 Research & Consulting Services - 0.1%

 186,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 202,702

 Total Commercial Services & Supplies

 $

 276,087

 Transportation - 0.4%

 Airlines - 0.0%+

 276

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 279

 44,677

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 46,554

 $

 46,833

 Railroads - 0.3%

 150,000

 Burlington Northern Santa Fe LLC, 5.15%, 9/1/43

 $

 174,344

 250,000

 TTX Co., 2.25%, 2/1/19 (144A)

 250,224

 370,000

 Union Pacific Corp., 3.375%, 2/1/35

 360,339

 $

 784,907

 Highways & Railtracks - 0.1%

 300,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 $

 286,149

 Total Transportation

 $

 1,117,889

 Automobiles & Components - 0.3%

 Automobile Manufacturers - 0.3%

 200,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 $

 201,306

 225,000

 Ford Motor Credit Co LLC, 4.389%, 1/8/26

 231,774

 250,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 252,890

 275,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 276,983

 $

 962,953

 Total Automobiles & Components

 $

 962,953

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 175,000

 Lennar Corp., 4.75%, 4/1/21

 $

 184,161

 Total Consumer Durables & Apparel

 $

 184,161

 Media - 0.3%

 Cable & Satellite - 0.3%

 225,000

 Charter Communications Operating LLC, 6.384%, 10/23/35

 $

 257,866

 270,000

 Comcast Corp., 6.5%, 11/15/35

 345,738

 85,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 87,019

 25,000

 Time Warner Cable LLC, 6.55%, 5/1/37

 29,057

 100,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 105,375

 $

 825,055

 Total Media

 $

 825,055

 Retailing - 0.3%

 Internet Retail - 0.2%

 275,000

 Expedia, Inc., 5.0%, 2/15/26

 $

 295,226

 285,000

 The Priceline Group, Inc., 3.65%, 3/15/25

 290,655

 $

 585,881

 Home Improvement Retail - 0.1%

 250,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 254,201

 Total Retailing

 $

 840,082

 Food & Staples Retailing - 0.3%

 Drug Retail - 0.2%

 250,000

 CVS Health Corp., 3.5%, 7/20/22

 $

 259,836

 141,898

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 153,491

 103,603

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 116,693

 $

 530,020

 Food Retail - 0.1%

 285,000

 The Kroger Co., 2.95%, 11/1/21

 $

 289,538

 Total Food & Staples Retailing

 $

 819,558

 Food, Beverage & Tobacco - 0.5%

 Brewers - 0.0%+

 55,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 60,342

 Distillers & Vintners - 0.1%

 230,000

 Constellation Brands, Inc., 3.7%, 12/6/26

 $

 232,807

 150,000

 Pernod Ricard SA, 3.25%, 6/8/26 (144A)

 149,441

 $

 382,248

 Packaged Foods & Meats - 0.3%

 250,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 $

 258,365

 300,000

 Mondelez International Holdings, 2.0%, 10/28/21 (144A)

 290,536

 175,000

 Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)

 175,387

 $

 724,288

 Tobacco - 0.1%

 270,000

 Reynolds American, Inc., 4.45%, 6/12/25

 $

 287,951

 Total Food, Beverage & Tobacco

 $

 1,454,829

 Health Care Equipment & Services - 0.2%

 Health Care Equipment - 0.1%

 194,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 $

 193,874

 176,000

 Becton Dickinson and Co., 3.734%, 12/15/24

 177,008

 $

 370,882

 Health Care Facilities - 0.0%+

 140,000

 HCA, Inc., 5.375%, 2/1/25

 $

 145,775

 Managed Health Care - 0.1%

 100,000

 Humana, Inc., 3.95%, 3/15/27

 $

 103,121

 110,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 114,950

 $

 218,071

 Total Health Care Equipment & Services

 $

 734,728

 Pharmaceuticals, Biotechnology & Life Sciences - 0.8%

 Biotechnology - 0.4%

 300,000

 AbbVie, Inc., 3.2%, 5/14/26

 $

 292,363

 115,000

 AbbVie, Inc., 3.6%, 5/14/25

 115,979

 230,000

 Amgen, Inc., 4.4%, 5/1/45

 226,968

 340,000

 Baxalta, Inc., 3.6%, 6/23/22

 349,773

 250,000

 Biogen, Inc., 4.05%, 9/15/25

 262,149

 $

 1,247,232

 Pharmaceuticals - 0.3%

 300,000

 Mylan NV, 3.95%, 6/15/26

 $

 296,731

 285,000

 Perrigo Finance Unlimited Co., 3.9%, 12/15/24

 288,194

 295,000

 Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23

 284,057

 $

 868,982

 Life Sciences Tools & Services - 0.1%

 350,000

 Thermo Fisher Scientific, Inc., 3.0%, 4/15/23

 $

 351,529

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,467,743

 Banks - 1.4%

 Diversified Banks - 1.2%

 275,000

 7.62

 BNP Paribas SA, Floating Rate Note (Perpetual) (144A)

 $

 298,732

 200,000

 BPCE SA, 4.875%, 4/1/26 (144A)

 207,118

 1,075,000

 6.25

 Citigroup, Inc., Floating Rate Note (Perpetual)

 1,170,406

 200,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 212,563

 250,000

 Cooperatieve Rabobank UA, 3.95%, 11/9/22

 259,445

 200,000

 HSBC Holdings Plc, 4.875%, 1/14/22

 217,831

 196,000

 JPMorgan Chase & Co., 5.625%, 8/16/43

 225,541

 250,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 283,189

 250,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 261,682

 400,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 415,000

 $

 3,551,507

 Regional Banks - 0.2%

 250,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 $

 253,041

 300,000

 KeyBank NA Cleveland Ohio, 2.25%, 3/16/20

 301,684

 $

 554,725

 Total Banks

 $

 4,106,232

 Diversified Financials - 1.2%

 Other Diversified Financial Services - 0.2%

 121,000

 General Electric Co., 6.75%, 3/15/32

 $

 165,648

 319,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 359,832

 $

 525,480

 Specialized Finance - 0.1%

 250,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 $

 252,596

 Consumer Finance - 0.5%

 250,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 246,719

 360,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 408,755

 300,000

 Capital One Financial Corp., 3.75%, 4/24/24

 305,067

 380,000

 General Motors Financial Co, Inc., 4.0%, 1/15/25

 382,616

 $

 1,343,157

 Asset Management & Custody Banks - 0.2%

 250,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 $

 260,934

 280,000

 2.09

 The Bank of New York Mellon Corp., Floating Rate Note, 10/30/23

 285,770

 $

 546,704

 Investment Banking & Brokerage - 0.1%

 250,000

 Morgan Stanley, 4.1%, 5/22/23

 $

 259,506

 175,000

 TD Ameritrade Holding Co., 3.3%, 4/1/27

 175,224

 $

 434,730

 Diversified Capital Markets - 0.1%

 400,000

 2.70

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 $

 403,981

 Total Diversified Financials

 $

 3,506,648

 Insurance - 2.4%

 Insurance Brokers - 0.1%

 275,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 286,691

 Life & Health Insurance - 0.5%

 220,000

 Principal Financial Group, Inc., 3.3%, 9/15/22

 $

 225,206

 75,000

 Principal Life Global Funding II, 1.5%, 4/18/19 (144A)

 74,366

 335,000

 Protective Life Corp., 7.375%, 10/15/19

 375,497

 200,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 218,250

 150,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 165,721

 224,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 305,587

 110,000

 Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)

 120,964

 $

 1,485,591

 Multi-line Insurance - 0.3%

 200,000

 AIG, 3.875%, 1/15/35

 $

 186,467

 250,000

 AXA SA, 8.6%, 12/15/30

 348,750

 200,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 200,126

 $

 735,343

 Property & Casualty Insurance - 0.2%

 250,000

 CNA Financial Corp., 4.5%, 3/1/26

 $

 266,982

 Reinsurance - 1.3%

 250,000

 6.13

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 257,125

 250,000

 4.50

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 253,825

 250,000

 9.41

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 252,425

 250,000

 7.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 255,025

 250,000

 5.50

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 251,850

 250,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (d)(e)

 249,900

 250,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (d)(e)

 4,450

 100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/20 (d)(e)

 100,600

 100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(e)

 580

 150,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(e)

 8,400

 250,000

 Madison Re, Variable Rate Notes, 3/31/19 (d)(e)

 277,725

 250,000

 4.81

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 250,725

 250,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (d)(e)

 57,075

 250,000

 5.75

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 251,250

 250,000

 5.30

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 249,975

 250,000

 3.50

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 243,025

 250,000

 Resilience Re, Ltd., Variable Rate Notes, 4/6/18 (144A) (d)(e)

 226,400

 300,000

 Resilience Re, Ltd., Variable Rate Notes, 4/7/17  (d)(e)

 6,030

 250,000

 3.75

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 250,025

 250,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 249,775

 250,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 250,125

 404

 Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (d)(e)

 457

 250,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/22 (144A) (d)(e)

 250,000

 $

 4,196,767

 Total Insurance

 $

 6,971,374

 Real Estate - 0.6%

 Diversified REIT - 0.2%

 300,000

 Duke Realty LP, 3.75%, 12/1/24

 $

 307,480

 250,000

 Essex Portfolio LP, 3.5%, 4/1/25

 250,108

 125,000

 Ventas Realty LP, 3.125%, 6/15/23

 124,211

 $

 681,799

 Office REIT - 0.2%

 100,000

 Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27

 $

 101,053

 110,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 117,157

 250,000

 Highwoods Realty LP, 3.625%, 1/15/23

 253,516

 $

 471,726

 Health Care REIT - 0.1%

 280,000

 Healthcare Trust of America Holdings LP, 3.5%, 8/1/26

 $

 273,373

 Residential REIT - 0.1%

 270,000

 UDR, Inc., 4.0%, 10/1/25

 $

 277,700

 Total Real Estate

 $

 1,704,598

 Software & Services - 0.3%

 Data Processing & Outsourced Services - 0.1%

 115,000

 Visa, Inc., 2.2%, 12/14/20

 $

 115,919

 Application Software - 0.1%

 285,000

 Adobe Systems, Inc., 3.25%, 2/1/25

 $

 291,003

 Systems Software - 0.1%

 150,000

 Microsoft Corp., 2.0%, 8/8/23

 $

 145,897

 250,000

 Oracle Corp., 2.5%, 5/15/22

 251,354

 $

 397,251

 Total Software & Services

 $

 804,173

 Technology Hardware & Equipment - 0.2%

 Computer Hardware Storage & Peripherals - 0.0%+

 80,000

 NCR Corp., 6.375%, 12/15/23

 $

 85,760

 Electronic Components - 0.1%

 81,000

 Amphenol Corp., 3.2%, 4/1/24

 $

 81,963

 220,000

 Amphenol Corp., 3.125%, 9/15/21

 225,207

 $

 307,170

 Electronic Manufacturing Services - 0.1%

 250,000

 Flex, Ltd., 4.75%, 6/15/25

 $

 265,499

 Total Technology Hardware & Equipment

 $

 658,429

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductors - 0.2%

 285,000

 Broadcom Corp., 3.625%, 1/15/24 (144A)

 $

 289,144

 250,000

 Intel Corp., 4.9%, 7/29/45

 283,103

 $

 572,247

 Total Semiconductors & Semiconductor Equipment

 $

 572,247

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.1%

 110,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 115,088

 300,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 302,385

 $

 417,473

 Wireless Telecommunication Services - 0.3%

 250,000

 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)

 $

 254,925

 240,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 255,924

 140,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 151,658

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 103,158

 $

 765,665

 Total Telecommunication Services

 $

 1,183,138

 Utilities - 1.7%

 Electric Utilities - 1.4%

 225,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 228,826

 230,000

 Edison International, 2.95%, 3/15/23

 231,982

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 103,602

 250,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 250,000

 270,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 287,737

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 234,000

 250,000

 Exelon Corp., 2.85%, 6/15/20

 254,381

 66,497

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 68,160

 560,000

 Iberdrola International BV, 6.75%, 7/15/36

 707,205

 200,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 216,337

 125,000

 Nevada Power Co., 6.5%, 8/1/18

 132,596

 250,000

 NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17

 250,627

 265,000

 Nextera Energy Capital, 3.55%, 5/1/27

 266,701

 43,709

 OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 43,054

 250,000

 PPL Capital Funding, Inc., 3.1%, 5/15/26

 242,729

 275,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 292,024

 250,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 237,643

 40,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 31,800

 $

 4,079,404

 Gas Utilities - 0.1%

 60,000

 AmeriGas Partners LP, 5.5%, 5/20/25

 $

 60,600

 250,000

 Southern California Gas Co., 5.125%, 11/15/40

 292,782

 $

 353,382

 Multi-Utilities - 0.1%

 220,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 235,884

 85,000

 Dominion Resources, Inc. Virginia, 4.45%, 3/15/21

 91,431

 $

 327,315

 Independent Power Producers & Energy Traders - 0.1%

 70,919

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 77,350

 115,000

 NRG Energy, Inc., 6.625%, 3/15/23

 116,725

 $

 194,075

 Total Utilities

 $

 4,954,176

 TOTAL CORPORATE BONDS

 (Cost $42,648,225)

 $

 43,866,408

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.0%

 50,510

 Fannie Mae, 2.5%, 3/1/43

 $

 48,833

 37,838

 Fannie Mae, 2.5%, 4/1/43

 36,584

 42,814

 Fannie Mae, 2.5%, 4/1/45

 41,220

 32,383

 Fannie Mae, 2.5%, 4/1/45

 31,177

 18,937

 Fannie Mae, 2.5%, 8/1/43

 18,309

 44,779

 Fannie Mae, 2.5%, 8/1/45

 43,114

 230,987

 Fannie Mae, 3.0%, 1/1/47

 231,970

 99,085

 Fannie Mae, 3.0%, 10/1/30

 102,033

 268,224

 Fannie Mae, 3.0%, 11/1/46

 268,097

 74,779

 Fannie Mae, 3.0%, 3/1/47

 74,743

 217,624

 Fannie Mae, 3.0%, 5/1/31

 224,319

 304,203

 Fannie Mae, 3.0%, 5/1/43

 305,536

 23,143

 Fannie Mae, 3.0%, 5/1/46

 23,201

 96,440

 Fannie Mae, 3.0%, 5/1/46

 96,841

 240,787

 Fannie Mae, 3.0%, 6/1/45

 241,586

 186,933

 Fannie Mae, 3.5%, 1/1/46

 192,390

 332,079

 Fannie Mae, 3.5%, 1/1/47

 342,203

 99,546

 Fannie Mae, 3.5%, 1/1/47

 102,452

 1,653,629

 Fannie Mae, 3.5%, 12/1/45

 1,701,902

 2,280,000

 Fannie Mae, 3.5%, 5/11/17

 2,344,392

 1,336,569

 Fannie Mae, 3.5%, 7/1/43

 1,378,607

 359,846

 Fannie Mae, 3.5%, 7/1/46

 370,350

 263,999

 Fannie Mae, 3.5%, 8/1/46

 271,705

 740,172

 Fannie Mae, 3.5%, 9/1/44

 761,779

 262,297

 Fannie Mae, 3.5%, 9/1/46

 269,954

 92,303

 Fannie Mae, 4.0%, 1/1/41

 97,555

 209,146

 Fannie Mae, 4.0%, 10/1/40

 223,443

 159,263

 Fannie Mae, 4.0%, 10/1/45

 167,850

 388,079

 Fannie Mae, 4.0%, 2/1/41

 410,256

 748,372

 Fannie Mae, 4.0%, 2/1/41

 790,971

 465,208

 Fannie Mae, 4.0%, 3/1/41

 491,721

 90,000

 Fannie Mae, 4.0%, 4/1/47

 95,242

 210,392

 Fannie Mae, 4.0%, 5/1/46

 221,737

 602,722

 Fannie Mae, 4.0%, 6/1/42

 636,797

 191,305

 Fannie Mae, 4.0%, 6/1/46

 201,621

 594,499

 Fannie Mae, 4.0%, 7/1/43

 626,556

 278,683

 Fannie Mae, 4.0%, 7/1/44

 293,710

 205,538

 Fannie Mae, 4.0%, 7/1/46

 216,621

 223,928

 Fannie Mae, 4.0%, 8/1/43

 236,003

 294,209

 Fannie Mae, 4.0%, 8/1/43

 310,073

 211,636

 Fannie Mae, 4.0%, 8/1/46

 223,048

 204,360

 Fannie Mae, 4.0%, 8/1/46

 215,380

 386,235

 Fannie Mae, 4.0%, 9/1/40

 408,102

 280,403

 Fannie Mae, 4.0%, 9/1/40

 296,270

 219,282

 Fannie Mae, 4.0%, 9/1/42

 231,815

 348,447

 Fannie Mae, 4.0%, 9/1/44

 367,236

 17,914

 Fannie Mae, 4.5%, 11/1/20

 18,555

 7,535

 Fannie Mae, 4.5%, 12/1/43

 8,197

 439,182

 Fannie Mae, 4.5%, 12/1/43

 472,760

 114,708

 Fannie Mae, 4.5%, 2/1/47

 123,632

 363,932

 Fannie Mae, 4.5%, 4/1/41

 393,158

 201,318

 Fannie Mae, 4.5%, 5/1/46

 216,674

 485,232

 Fannie Mae, 4.5%, 6/1/40

 523,722

 5,802

 Fannie Mae, 5.0%, 5/1/18

 5,959

 4,334

 Fannie Mae, 5.0%, 6/1/37

 4,746

 95,294

 Fannie Mae, 5.5%, 10/1/35

 106,242

 13,359

 Fannie Mae, 5.5%, 12/1/34

 14,983

 38,401

 Fannie Mae, 5.5%, 12/1/35

 42,822

 41,752

 Fannie Mae, 5.5%, 12/1/35

 46,705

 44,489

 Fannie Mae, 5.5%, 3/1/23

 47,614

 6,638

 Fannie Mae, 5.5%, 3/1/34

 7,371

 34,552

 Fannie Mae, 5.5%, 5/1/37

 38,547

 143,693

 Fannie Mae, 5.5%, 5/1/38

 160,456

 21,322

 Fannie Mae, 6.0%, 10/1/37

 24,143

 25,461

 Fannie Mae, 6.0%, 12/1/33

 29,093

 12,498

 Fannie Mae, 6.0%, 12/1/37

 14,152

 2,850

 Fannie Mae, 6.0%, 8/1/32

 3,264

 1,037

 Fannie Mae, 6.0%, 9/1/29

 1,184

 10,397

 Fannie Mae, 6.5%, 10/1/32

 11,685

 19,089

 Fannie Mae, 6.5%, 4/1/29

 22,085

 28,275

 Fannie Mae, 6.5%, 5/1/32

 32,488

 4,867

 Fannie Mae, 6.5%, 7/1/29

 5,409

 22,444

 Fannie Mae, 6.5%, 9/1/32

 25,542

 10,894

 Fannie Mae, 7.0%, 1/1/36

 12,268

 37,920

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/30

 39,077

 39,644

 Federal Home Loan Mortgage Corp., 3.0%, 12/1/46

 39,716

 59,711

 Federal Home Loan Mortgage Corp., 3.0%, 12/1/46

 59,669

 77,540

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/43

 77,885

 172,394

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/47

 172,273

 153,406

 Federal Home Loan Mortgage Corp., 3.0%, 4/1/43

 154,136

 88,155

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/43

 88,512

 168,064

 Federal Home Loan Mortgage Corp., 3.0%, 6/1/46

 168,369

 485,737

 Federal Home Loan Mortgage Corp., 3.5%, 1/1/45

 499,899

 200,653

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 211,043

 109,245

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/46

 112,430

 155,652

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/26

 162,991

 342,927

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/42

 354,191

 1,515,245

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 1,559,424

 123,277

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/46

 126,872

 545,948

 Federal Home Loan Mortgage Corp., 3.5%, 6/1/45

 561,866

 530,438

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 546,777

 71,075

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/44

 73,264

 313,082

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 322,954

 284,998

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 294,401

 325,563

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 336,252

 1,437,309

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/42

 1,484,527

 370,421

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 391,555

 790,557

 Federal Home Loan Mortgage Corp., 4.0%, 10/1/44

 832,886

 573,480

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 606,178

 642,148

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 678,771

 277,481

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/44

 292,339

 307,739

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/40

 325,289

 188,595

 Federal Home Loan Mortgage Corp., 4.0%, 3/1/46

 198,693

 200,000

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 211,473

 100,000

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 105,737

 200,000

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 210,709

 60,000

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 63,442

 892,246

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 940,020

 253,808

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 267,397

 264,522

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 278,685

 231,989

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 250,390

 227,844

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 245,709

 119,740

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 129,152

 63,486

 Federal Home Loan Mortgage Corp., 4.5%, 8/1/34

 68,551

 43,847

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 48,208

 17,839

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 19,675

 9,809

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/39

 10,783

 44,417

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 48,676

 25,092

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 28,268

 18,591

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 21,063

 29,690

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 33,650

 32,584

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 36,849

 11,511

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 13,466

 73,905

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 80,521

 372,976

 Federal National Mortgage Association, 4.0%, 9/1/45

 393,087

 243,986

 Federal National Mortgage Association, 5.0%, 5/1/31

 267,586

 46,050

 Government National Mortgage Association I, 3.5%, 10/15/42

 48,056

 267,386

 Government National Mortgage Association I, 3.5%, 11/15/41

 278,508

 117,289

 Government National Mortgage Association I, 4.0%, 4/15/45

 124,155

 191,429

 Government National Mortgage Association I, 4.0%, 6/15/45

 202,479

 579,775

 Government National Mortgage Association I, 4.0%, 9/15/41

 613,655

 86,215

 Government National Mortgage Association I, 4.5%, 5/15/39

 93,983

 5,885

 Government National Mortgage Association I, 5.0%, 2/15/18

 5,951

 9,202

 Government National Mortgage Association I, 5.0%, 2/15/18

 9,309

 15,001

 Government National Mortgage Association I, 5.5%, 8/15/33

 16,883

 21,684

 Government National Mortgage Association I, 5.5%, 9/15/33

 24,378

 15,551

 Government National Mortgage Association I, 6.0%, 10/15/33

 17,781

 18,627

 Government National Mortgage Association I, 6.0%, 9/15/34

 21,227

 100,748

 Government National Mortgage Association I, 6.0%, 9/15/38

 115,357

 15,436

 Government National Mortgage Association I, 6.5%, 10/15/28

 17,305

 28,671

 Government National Mortgage Association I, 6.5%, 12/15/32

 33,942

 36,783

 Government National Mortgage Association I, 6.5%, 5/15/31

 41,237

 24,311

 Government National Mortgage Association I, 6.5%, 5/15/33

 27,255

 27,830

 Government National Mortgage Association I, 6.5%, 6/15/32

 32,841

 432

 Government National Mortgage Association I, 7.0%, 8/15/28

 491

 3,116

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,149

 123,854

 Government National Mortgage Association II, 3.0%, 8/20/46

 125,664

 382,647

 Government National Mortgage Association II, 3.0%, 9/20/46

 388,238

 277,993

 Government National Mortgage Association II, 3.5%, 1/20/47

 289,315

 278,194

 Government National Mortgage Association II, 3.5%, 11/20/46

 289,524

 322,160

 Government National Mortgage Association II, 4.0%, 1/20/47

 341,106

 256,113

 Government National Mortgage Association II, 4.0%, 10/20/46

 271,175

 271,357

 Government National Mortgage Association II, 4.5%, 1/20/47

 289,958

 59,236

 Government National Mortgage Association II, 4.5%, 10/20/44

 63,253

 127,966

 Government National Mortgage Association II, 4.5%, 11/20/44

 136,643

 278,155

 Government National Mortgage Association II, 4.5%, 2/20/47

 297,300

 36,246

 Government National Mortgage Association II, 5.5%, 2/20/34

 40,601

 58,096

 Government National Mortgage Association II, 6.5%, 11/20/28

 67,884

 2,414

 Government National Mortgage Association II, 7.5%, 9/20/29

 2,850

 517,245

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 496,963

 2,477,721

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 2,538,058

 $

 40,610,570

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $40,712,374)

 $

 40,610,570

 FOREIGN GOVERNMENT BONDS - 0.1%

 200,000

 Bahamas Government International Bond, 5.75%, 1/16/24 (144A)

 $

 208,500

 200,000

 Kuwait International Bond, 3.5%, 3/20/27 (144A)

 204,520

 $

 413,020

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $398,071)

 $

 413,020

 MUNICIPAL BONDS - 1.3% (f)

 Municipal Education - 0.0%+

 100,000

 Massachusetts Development Finance Agency, 4.844%, 9/1/43

 $

 113,624

 Municipal General - 0.2%

 100,000

 Central Texas Regional Mobility Authority, 1/1/25 (c)

 $

 75,931

 200,000

 City of Raleigh North Carolina, 4.0%, 10/1/32

 213,358

 200,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 213,518

 $

 502,807

 Higher Municipal Education - 0.6%

 155,000

 Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40

 $

 198,079

 100,000

 Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39

 110,138

 250,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 312,137

 125,000

 New York State Dormitory Authority, 5.0%, 10/1/46

 164,528

 300,000

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 318,479

 250,000

 The George Washington University, 1.827%, 9/15/17

 250,277

 137,000

 The George Washington University, 3.485%, 9/15/22

 141,768

 200,000

 University of California, 4.062%, 5/15/33

 207,594

 100,000

 Virginia College Building Authority, 4.0%, 9/1/26

 110,224

 $

 1,813,224

 Municipal Medical - 0.1%

 100,000

 Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47

 $

 98,559

 150,000

 Massachusetts Development Finance Agency, 5.0%, 7/1/39

 164,308

 $

 262,867

 Municipal Power - 0.1%

 250,000

 Energy Northwest, 5.0%, 7/1/35

 $

 282,360

 Municipal Transportation - 0.1%

 75,000

 Fairfax County Economic Development Authority, 2.875%, 4/1/34

 $

 66,830

 180,000

 Maine Turnpike Authority, 5.0%, 7/1/42

 201,528

 80,000

 Virginia Commonwealth Transportation Board, 3.0%, 5/15/39

 71,720

 $

 340,078

 Municipal Water - 0.1%

 10,000

 King County Washington Sewer Revenue, 4.25%, 1/1/36

 $

 10,905

 140,000

 King County Washington Sewer Revenue, 4.25%, 1/1/36

 149,597

 $

 160,502

 Municipal Obligation - 0.1%

 250,000

 City of Irving Texas, 4.0%, 9/15/27 (g)

 $

 276,970

 TOTAL MUNICIPAL BONDS

 (Cost $3,563,793)

 $

 3,752,432

 SENIOR FLOATING RATE LOAN INTERESTS - 0.6%**

 Capital Goods - 0.1%

 Aerospace & Defense - 0.0%+

 142,115

 3.65

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 $

 142,204

 Industrial Machinery - 0.1%

 244,388

 3.59

 Mueller Water Products, Inc., Term Loan B, 11/25/21

 $

 247,544

 Total Capital Goods

 $

 389,748

 Consumer Services - 0.1%

 Leisure Facilities - 0.1%

 172,389

 3.25

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 $

 174,274

 Total Consumer Services

 $

 174,274

 Media - 0.0%+

 Broadcasting - 0.0%+

 72,374

 3.25

 Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24

 $

 72,637

 Movies & Entertainment - 0.0%+

 74,449

 3.64

 Kasima LLC, Term Loan, 5/17/21

 $

 75,100

 Total Media

 $

 147,737

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.1%

 246,819

 3.50

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 250,287

 Total Food, Beverage & Tobacco

 $

 250,287

 Diversified Financials - 0.0%+

 Other Diversified Financial Services - 0.0%+

 116,210

 3.79

 Fly Funding II Sarl, Loan, 8/9/19

 $

 116,428

 Total Diversified Financials

 $

 116,428

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 146,924

 3.98

 GCI Holdings, Inc., New Term B Loan (2016), 2/2/22

 $

 148,209

 Total Telecommunication Services

 $

 148,209

 Utilities - 0.2%

 Electric Utilities - 0.2%

 262,262

 6.15

 APLP Holdings LP, Term Loan, 4/12/23

 $

 264,448

 217,672

 3.49

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 217,781

 $

 482,229

 Total Utilities

 $

 482,229

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,686,011)

 $

 1,708,912

 Shares

 MUTUAL FUND - 0.2%

 Insurance - 0.2%

 Property & Casualty Insurance - 0.2%

 59,138

 Pioneer ILS Interval Fund

 $

 616,809

 TOTAL MUTUAL FUND

 (Cost $614,442)

 $

 616,809

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $250,788,637) (a)

 $

 290,895,750

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (682,036)

 TOTAL NET ASSETS - 100.0%

 $

 290,213,714

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 (A.D.R.)

 American Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Cat Bond)

 Catastrophe or event-linked bond. At April 30, 2017, the value of these securities amounted to $3,015,150 or 1.0% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2017, the value of these securities amounted to $20,289,170 or 7.0% of total net assets.

 (a)

 At April 30, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $250,788,637 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              42,266,198

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (2,159,085)

 Net unrealized appreciation

 $

              40,107,113

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Structured reinsurance investment. At April 30, 2017, the value of these securities amounted to $1,181,617 or 0.4% of total net assets

 (e)

 Rate to be determined.

 (f)

 Consists of Revenue Bonds unless otherwise indicated.

 (g)

 Represents a General Obligation Bond.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's investments:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Preferred Stock

  $            1,095,281

  $                     -

  $                    -

  $              1,095,281

 Common Stocks

            186,195,517

                         -

                        -

              186,195,517

 Asset Backed Securities

                          -

               3,679,062

                        -

                 3,679,062

 Collateralized Mortgage Obligations

                          -

               8,957,739

                        -

                 8,957,739

 Corporate Bonds

   Insurance

     Reinsurance

                          -

               3,015,150

              1,181,617

                 4,196,767

   All Other Corporate Bonds

                          -

             39,669,641

                        -

                39,669,641

 U.S. Government and Agency Obligations

                          -

             40,610,570

                        -

                40,610,570

 Foreign Government Bonds

                          -

                 413,020

                        -

                    413,020

 Municipal Bonds

                          -

               3,752,432

                        -

                 3,752,432

 Senior Floating Rate Loan Interests

                          -

               1,708,912

                        -

                 1,708,912

 Mutual Fund

                          -

                 616,809

                        -

                    616,809

 Total

  $      187,290,798

        102,423,335

  $       1,181,617

  $       290,895,750

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

  $               (95,789)

  $                     -

  $                    -

  $                (95,789)

 Total Other Financial Instruments

  $             (95,789)

  $                     -

  $                    -

  $               (95,789)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 7/31/16

  $            1,916,607

 Realized gain (loss)1

                        404

 Change in unrealized appreciation (depreciation)2

                    42,300

 Purchases

                  575,694

 Sales

              (1,353,388)

 Transfers in to Level 3*

                            -

 Transfers out of Level 3*

                            -

 Balance as of 4/30/17

  $          1,181,617

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the six months ended April 30, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/17

  $               307,319

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date June 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date June 27, 2017

* Print the name and title of each signing officer under his or her signature.